Significant accounting policies - Basis of preparation (Details)	Dec. 31, 2021
Corporate Joint Venture [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
Marine LLC
Significant accounting policies
Equity Method Investment, Ownership Percentage	33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Significant accounting policies
Equity Method Investment, Ownership Percentage	10.00%
Ardmore Shipping Corporation [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	100.00%